Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fair value of financial instruments
Total borrowings (note 21)	€ 67,760	€ 74,925
Cash and cash equivalents (Note 19)	(5,821)	(13,557)
Investments	(9,159)	(7,089)
Collateral assets (note 13)	(3,107)	(1,115)
Financial liabilities under put option arrangements	492	1,850
Equity shareholders' funds	57,816	62,625	€ 63,445	€ 70,943
Capital	€ 113,992	116,187
Number of shares equivalent in cash at settlement	2,494
Maximum payable under guarantees	€ 1,503	1,283
Provision of guarantees by entity,	0
Purchased supplier invoices	2,300	2,400
Short-term investments
Fair value of financial instruments
Investments	(4,007)	(4,132)
Derivative financial instruments included in trade and other receivables (note 14)
Fair value of financial instruments
Other financial assets	(3,151)	(9,176)
Derivative financial instruments included in trade and other payables (note 15)
Fair value of financial instruments
Other financial liabilities	€ 4,010	€ 4,767